CONVERTIBLE NOTES PAYABLE – RELATED PARTY (Details Narrative) - USD ($)					1 Months Ended	12 Months Ended
	Mar. 18, 2024	Aug. 31, 2023	Jun. 15, 2022	Apr. 05, 2021	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2023	Jan. 17, 2024	Jun. 30, 2023	Feb. 28, 2023	Apr. 30, 2021
Related Party Transaction [Line Items]
Convertible Notes Payable					$ 27,000,000	$ 500,000	$ 27,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights										$ 0.0001	$ 0.20
Debt Instrument, Face Amount									$ 27,000,000.0
Adjustments to Additional Paid in Capital, Other			$ 2,000,000.0
Payments for Loans							418,323
Convertible Notes Payable, Noncurrent						324,521
Interest Expense, Nonoperating						3,148,032	13,212,583
Alset Inc [Member]
Related Party Transaction [Line Items]
Debt Instrument, Interest Rate, Stated Percentage								10.00%
Convertible Notes Payable, Noncurrent								$ 250,000
Debt Instrument, Fee Amount								$ 25,000
Advancing Promissory Note [Member]
Related Party Transaction [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			818,181,819
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 0.033
Debt Instrument, Interest Rate, Stated Percentage			8.00%
Debt Instrument, Face Amount			$ 27,000,000.0
Debt Conversion, Converted Instrument, Shares Issued			818,181,819
Loan Processing Fee			$ 270,000
Convertible Promissory Note [Member]
Related Party Transaction [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			150,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 0.22
Debt Instrument, Face Amount			$ 30,000,000.0
Adjustments to Additional Paid in Capital, Other			$ 2,000,000.0
Convertible Promissory Note [Member] | HWH International, Inc. [Member]
Related Party Transaction [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	208,333,333
Debt Instrument, Convertible, Conversion Price	$ 0.0012
Debt Instrument, Interest Rate, Stated Percentage	6.00%
Debt Instrument, Face Amount	$ 250,000.00
Debt Conversion, Converted Instrument, Shares Issued	208,333,333
Commitment fee	$ 15,000
Share Price	$ 0.0012
Two Thousand And Twenty Two Note [Member]
Related Party Transaction [Line Items]
Debt Instrument, Face Amount									641,790
Interest Payable, Current									$ 546,000
Convertible Notes [Member]
Related Party Transaction [Line Items]
Interest Expense, Nonoperating						200,000	2,200,000
Amortization of Debt Issuance Costs and Discounts						$ 2,000,000.0	$ 10,000,000.0
Securities Exchange And Amendment Agreement [Member]
Related Party Transaction [Line Items]
Deemed dividend					$ 10,700,000
Debt Exchange Agreement [Member] | Sharing Systems Inc [Member]
Related Party Transaction [Line Items]
Debt Instrument, Face Amount		$ 26,169,367
Other Loans Payable		$ 27,000,000
Stock Issued During Period, Shares, Other		26,000
Preferred Stock, Par or Stated Value Per Share		$ 0.0001
Payments for Loans		$ 27,000,000.0
Dividends rate		25.00%
Decentralized Sharing Systems Inc [Member] | Security Purchase Agreement [Member]
Related Party Transaction [Line Items]
Convertible Notes Payable				$ 30,000,000.0
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				150,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 0.22
Proceeds from Loan Originations				$ 30,000,000.0
Debt Instrument, Convertible, Conversion Price				$ 0.20
Debt Instrument, Interest Rate, Stated Percentage				8.00%